Trade Receivables, Net (Details 3) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Trade Receivables, Net [Abstract]
Trade receivables	$ 1,079,337	$ 1,520,531
Total Financing Receivables	$ 1,079,337	$ 1,520,531